Form N-1A Supplement	Apr. 30, 2026
Invesco Top QQQ ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED FEBRUARY 27, 2026, OF:
Invesco Top QQQ ETF (QBIG)
(the “Fund”)
Nasdaq, Inc. (“Nasdaq”) has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Nasdaq-100®”), which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: